STATEMENT OF COMPLIANCE - Adoption of IAS 16 (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of financial position
Tangible assets		$ 4,209	$ 3,493	[1]	$ 2,917	[1]
Accumulated losses and other reserves		(3,139)	(3,181)	[1]	(3,486)	[1]
Income statement
Revenue from product sales		4,501	4,029		4,595	[2]
Cost of sales		(3,362)	(2,857)		(2,829)	[2]
Gross profit		1,133	1,172		1,747	[2]
Operating profit		519	810		1,497	[2]
Profit before taxation		489	958		1,627	[2]
Profit after taxation from continuing operations		316	646		1,002	[2]
Profit (loss) for the year		$ 316	$ 646		$ 1,009	[2],[3]
Basic earnings per ordinary share (USD per share)		$ 0.71	$ 1.48		$ 2.36	[2]
Earnings per ordinary share from continuing operations (USD per share)		0.71	1.48		2.34	[2]
Diluted earnings per ordinary share (USD per share)		0.71	1.48		2.36	[2]
Earnings per ordinary share from continuing operations (USD per share)		$ 0.71	$ 1.48		$ 2.34	[2]
Statement of comprehensive income [abstract]
Total comprehensive profit (loss) for the year, net of tax		$ 242	$ 541		$ 1,133	[3]
Comprehensive income from continuing operations, attributable to owners of parent		223	517		1,159	[3]
Statement of changes in equity
Equity		4,134	4,094	[1]	3,773	[1]	$ 2,671
Statement of cash flows [abstract]
Receipts from customers		4,517	4,054		4,580	[4]
Payments to suppliers and employees		(3,273)	(2,701)		(2,714)	[4]
Cash generated from operations		1,244	1,353		1,866	[4]
Net cash inflow from operating activities from continuing operations		1,804	1,268		1,583	[4]
Net cash inflow from operating activities		1,804	1,268		1,692	[4]
Net cash inflow from investing activities from continuing operations		(1,461)	(940)		(486)	[4]
Net cash inflow from investing activities		$ (1,461)	$ (940)		$ (514)	[4]
Other Disclosures
Basic headline earnings (loss) per share (USD per share)		$ 1.29	$ 1.46		$ 2.48
Diluted headline earnings (loss) per share (USD per share)		$ 1.29	$ 1.46		$ 2.47
Project capital
Statement of cash flows [abstract]
Capital expenditure		$ (378)	$ (392)		$ (369)	[4]
Retained earnings (Accumulated losses)
Income statement
Profit (loss) for the year	[3]	297	622		991
Statement of comprehensive income [abstract]
Total comprehensive profit (loss) for the year, net of tax	[3]	297	622		991
Statement of changes in equity
Equity	[3]	$ (1,715)	(1,904)		(2,308)		(3,273)
As previously reported
Statement of financial position
Tangible assets			3,460		2,884
Accumulated losses and other reserves			(3,214)		(3,519)
Income statement
Revenue from product sales			4,029		4,427
Cost of sales			(2,857)		(2,699)
Gross profit			1,172		1,709
Operating profit			810		1,459
Profit before taxation			958		1,589
Profit after taxation from continuing operations			646		964
Profit (loss) for the year			$ 646		$ 971
Basic earnings per ordinary share (USD per share)			$ 1.48		$ 2.27
Earnings per ordinary share from continuing operations (USD per share)			1.48		2.25
Diluted earnings per ordinary share (USD per share)			1.48		2.27
Earnings per ordinary share from continuing operations (USD per share)			$ 1.48		$ 2.25
Statement of comprehensive income [abstract]
Total comprehensive profit (loss) for the year, net of tax			$ 541		$ 1,095
Comprehensive income from continuing operations, attributable to owners of parent			517		1,121
Statement of cash flows [abstract]
Receipts from customers			4,054		4,411
Payments to suppliers and employees			(2,701)		(2,583)
Cash generated from operations			1,353		1,828
Net cash inflow from operating activities from continuing operations			1,268		1,545
Net cash inflow from operating activities			1,268		1,654
Net cash inflow from investing activities from continuing operations			(940)		(448)
Net cash inflow from investing activities			$ (940)		$ (476)
Other Disclosures
Basic headline earnings (loss) per share (USD per share)			$ 1.46		$ 2.38
Diluted headline earnings (loss) per share (USD per share)			$ 1.46		$ 2.38
As previously reported | Project capital
Statement of cash flows [abstract]
Capital expenditure			$ (392)		$ (331)
As previously reported | Retained earnings (Accumulated losses)
Statement of changes in equity
Equity			(1,937)		(2,341)
Adjustments
Statement of financial position
Tangible assets			33		33		(5)
Accumulated losses and other reserves			33		33
Income statement
Revenue from product sales			0		168
Cost of sales			0		(130)
Gross profit			0		38		$ (5)
Operating profit			0		38
Profit before taxation			0		38
Profit after taxation from continuing operations			0		38
Profit (loss) for the year			$ 0		$ 38
Basic earnings per ordinary share (USD per share)			$ 0		$ 0.09
Earnings per ordinary share from continuing operations (USD per share)			0		0.09
Diluted earnings per ordinary share (USD per share)			0		0.09
Earnings per ordinary share from continuing operations (USD per share)			$ 0		$ 0.09
Statement of comprehensive income [abstract]
Total comprehensive profit (loss) for the year, net of tax			$ 0		$ 38
Comprehensive income from continuing operations, attributable to owners of parent			0		38
Statement of cash flows [abstract]
Receipts from customers			0		169
Payments to suppliers and employees			0		(131)
Cash generated from operations			0		38
Net cash inflow from operating activities from continuing operations			0		38
Net cash inflow from operating activities			0		38
Net cash inflow from investing activities from continuing operations			0		(38)
Net cash inflow from investing activities			$ 0		$ (38)
Other Disclosures
Basic headline earnings (loss) per share (USD per share)			$ 0		$ 0.10
Diluted headline earnings (loss) per share (USD per share)			$ 0		$ 0.09
Adjustments | Project capital
Statement of cash flows [abstract]
Capital expenditure			$ 0		$ (38)
Adjustments | Retained earnings (Accumulated losses)
Statement of changes in equity
Equity			$ 33		$ 33

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[3]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[4]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.